Goodwill - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.30%	9.80%
Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%
Minimum | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	(0.40%)
Minimum | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	0.70%
Maximum | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	8.50%
Maximum | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	4.30%